INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Intangible Assets
($ millions)	Goodwill	Purchase and Sale Contracts and Other	Customer Relationships	Total	Total Goodwill & Intangible Assets
Cost
Balance at December 31, 2022	4,557	404	1,843	2,247	6,804
Additions	—	47	—	47	47
Disposition and other	—	(155)	—	(155)	(155)
Foreign exchange adjustments	(6)	—	(17)	(17)	(23)
Balance at December 31, 2023	4,551	296	1,826	2,122	6,673
Additions	—	30	28	58	58
Acquisition (Note 5)	803	—	—	—	803
Dispositions and other (Note 5)	(380)	(2)	(38)	(40)	(420)
Foreign exchange adjustments	50	—	61	61	111
Balance at December 31, 2024	5,024	324	1,877	2,201	7,225

Amortization
Balance at December 31, 2022	—	190	483	673	673
Amortization	—	13	81	94	94
Disposition and other	—	(155)	(4)	(159)	(159)
Balance at December 31, 2023	—	48	560	608	608
Amortization	—	17	99	116	116
Dispositions and other	—	—	(27)	(27)	(27)
Balance at December 31, 2024	—	65	632	697	697

Carrying amounts
Balance at December 31, 2023	4,551	248	1,266	1,514	6,065
Balance at December 31, 2024	5,024	259	1,245	1,504	6,528

Disclosure of goodwill and intangible assets by segment

For the year ended December 31, 2024	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	3,185	358	3,796	45	7,384
Inter-segment revenue	201	769	—	(970)	—
Total revenue(3)	3,386	1,127	3,796	(925)	7,384
Operating expenses(5)	832	474	25	(355)	976
Cost of goods sold	40	—	3,198	(630)	2,608
Depreciation and amortization included in gross profit	557	183	64	8	812
Cost of sales	1,429	657	3,287	(977)	4,396
Share of profit from equity accounted investees	42	231	55	—	328
Gross profit	1,999	701	564	52	3,316
Depreciation included in general and administrative	3	—	—	47	50
Other general and administrative(5)	65	23	48	258	394
Other expense (income)	—	2	(62)	35	(25)
Loss on Acquisition (Note 5)	—	—	—	616	616
Results from operating activities	1,931	676	578	(904)	2,281
Net finance costs	24	10	9	518	561
Earnings (loss) before tax	1,907	666	569	(1,422)	1,720
Income tax recovery	—	—	—	—	(154)
Earnings (loss)	1,907	666	569	(1,422)	1,874
Capital expenditures	539	345	30	41	955
Contributions to equity accounted investees	5	124	242	—	371

For the year ended December 31, 2023	Pipelines(1)	Facilities	Marketing & New Ventures(2)(4)	Corporate & Inter-segment Eliminations	Total(4)
($ millions)
Revenue from external customers	2,542	449	3,293	47	6,331
Inter-segment revenue	165	460	—	(625)	—
Total revenue(3)	2,707	909	3,293	(578)	6,331
Operating expenses(5)	695	360	7	(237)	825
Cost of goods sold	17	—	2,736	(395)	2,358
Depreciation and amortization included in gross profit	414	159	46	5	624
Cost of sales	1,126	519	2,789	(627)	3,807
Share of profit (loss) from equity accounted investees	109	233	(26)	—	316
Gross profit	1,690	623	478	49	2,840
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(5)	42	23	43	275	383
Other expense (income)	11	(19)	(4)	6	(6)
Impairment reversal	(231)	—	—	—	(231)
Results from operating activities	1,868	619	439	(271)	2,655
Net finance costs	28	9	4	425	466
Earnings (loss) before tax	1,840	610	435	(696)	2,189
Income tax expense	—	—	—	—	413
Earnings (loss)	1,840	610	435	(696)	1,776
Capital expenditures	448	102	10	46	606
Contributions to equity accounted investees	20	33	218	—	271
(1)    Pipelines revenue includes $501 million (2023: $302 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $845 million (2023: $186 million) associated with U.S. midstream sales.
(3)    During 2024 and 2023, no one customer accounted for 10 percent or more of total revenues reported throughout all segments.
(4)    Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies.
(5)    Pembina incurred $576 million (2023: $486 million) of employee costs, of which $329 million (2023: $243 million) was recorded in operating expenses and $247 million (2023: $243 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
The aggregate carrying amount of goodwill allocated to each operating segment is as follows:

As at December 31	2024	2023
($ millions)
Pipelines	3,089	2,716
Facilities	442	396
Marketing & New Ventures	1,493	1,439
Total goodwill	5,024	4,551

Disclosure of key assumptions used in goodwill impairment
For each operating segment, key assumptions and discount rate sensitivity are presented below:

	Operating Segments
As at December 31, 2024	Pipelines	Facilities	Marketing & New Ventures
Key assumptions used
Average annual pre-tax cash flow ($ millions)	2,170	1,790	719
After-tax discount rate (percent)	6.1	6.0	8.0
Long-term growth rate (percent)	1.6	1.8	2.3
Incremental change in rates that would result in carrying value equal to recoverable amount
Increase in after-tax discount rate (percent)	3.4	2.8	15.4